Pensions and similar obligations - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	$ (139)	$ (151)	$ (150)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(20)	(20)	(18)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(8)	(10)	(9)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(14)	(14)	(14)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(23)	(18)	(21)
Net finance cost [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(74)	(88)	(88)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(46)	(51)	(50)
Administration costs	(16)	(18)	(17)
Past service cost due to plan amendments, curtailments or settlements	(2)	6	6
(Losses)/gains due to experience and demographic assumption changes	(1)	(1)	(1)
Profit from operations	(65)	(63)	(61)
Net finance cost	(74)	(88)	(88)
Total employee benefit expense	$ (139)	$ (151)	$ (150)